Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Per Common Share
Loss Per Common Share
(7)	Loss Per Common Share

Basic and diluted earnings (loss) per common share (EPS) is calculated by dividing net (loss) income, less any dividends, accretion or reduction or redemption on the Company’s Series C Preferred Stock, by the weighted average number of common shares outstanding during the reported period. There are no restricted stock awards, stock options and/or any shares issuable under the employee stock purchase plan. During each of the quarters ended September 30, 2025 and 2024, there were no common stock equivalents. Nor are there any other equity-based incentives outstanding during any of the periods reported hereunder, and accordingly, basic and diluted EPS are the same throughout. Loss per common share information is as follows (in thousands, except per share amounts) for the three and nine months ended September 30, 2025 and 2024:

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
(Loss) Income Per Common Share – Basic and Diluted:
Net (loss) income	$(824)	$254	$(2,338)	$850
Accretion of dividend on Series C preferred stock	(531)	(531)	(1,593)	(1,593)
Net loss available to common shareholders	$(1,355)	$(277)	(3,931)	$(743)

Weighted-average number of common shares outstanding	74,215	74,215	74,215	74,215

Basic and diluted loss per common share	$(0.02)	$(0.00)	$(0.05)	$(0.01)

(7)	Income (Loss) Per Common Share

Basic earnings (loss) per common share (EPS) is calculated by dividing net income (loss), less any dividends, accretion or reduction or redemption on the Company’s Series C Preferred Stock, by the weighted average number of common shares outstanding during the reported period. Restricted stock awards and restricted stock units (collectively, “nonvested shares”) are not considered to be outstanding shares until the service or performance vesting period has been completed.

The diluted earnings per common share calculation would normally involve adjusting both the denominator and numerator as described here if the effect is dilutive.

For purposes of calculating diluted earnings per common share, the denominator normally includes both the weighted-average number of shares of common stock outstanding and the number of common stock equivalents if the inclusion of such common stock equivalents is dilutive. Dilutive common stock equivalents potentially include stock options and nonvested shares using the treasury stock method and shares issuable under the employee stock purchase plan. During each of the years ended December 31, 2024 and 2023, there were no common stock equivalents. Because there were no stock options or other equity — based incentives outstanding in the 2024 and 2023 periods the Company had no common stock equivalents during the years ended December 31, 2024 and 2023. Income (loss) per common share information was as follows (in thousands, except per share amounts) for the years ended December 31, 2024 and 2023:

	2024	2023
(Loss) Income per Common Share – Basic and Diluted
Net income for year	$778	$1,373
Dividends on Series C preferred stock	(1,275)	(1,275)
Net (loss) income available to common shareholders	$(497)	$98

Weighted-average number of common shares outstanding	74,215	74,215

Basic and diluted (loss) income per common share	$(0.01)	$0.00